Label	Element	Value
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Emerging Markets Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.95%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in management fees and an adjustment to the Fee Waiver and/or Expense Reimbursement that were effective on January 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of emerging country issuers. Fred Alger Management, Inc. may consider classifications including those of the World Bank, the International Finance Corporation, or the United Nations (and its agencies) in determining whether a country is an emerging country. Emerging countries include, but are not limited to, the countries that comprise the MSCI Emerging Markets Index. Currently, most Central and South American, African, Asian and Eastern European nations, among others, are considered emerging countries.

For purposes of the Fund' s investment strategies, the issuer of a security is considered to be located in a country if: (i) the company is organized under the laws of, or has a principal office in that country, (ii) the company's securities are primarily listed in that country, or (iii) a majority of its assets are in, or a majority of its revenue or profits from businesses, investments or sales are from, that country. An emerging country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging market country issuers.

The Fund generally invests in at least three emerging countries, and, at times, may invest a substantial portion of its assets in a single emerging country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign and Emerging Countries Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The Fund may invest heavily in issuers located in emerging countries such as Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q1 2017 12.56%	Worst Quarter: Q4 2017 6.73%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	6.73%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2017
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2016
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,044
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,044
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,388
Annual Return 2017	rr_AnnualReturn2017	39.49%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	39.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2016
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.79%
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.35%
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y-2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,248

[1]	The expense information in the table has been restated to reflect a reduction in management fees and an adjustment to the Fee Waiver and/or Expense Reimbursement that were effective on January 1, 2018.
[2]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Fund's Class Y Shares to .95%, and the Class Y-2 Shares to .90%, of the class's average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.